Significant accounting policies (Details Narrative) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfSignificantAccountingPoliciesLineItems [Line Items]
Trade and other payables	€ 8,258,133	€ 12,413,662
Prepayments	2,340,643	698,891
Accrued Liabilities from R&D Projects
DisclosureOfSignificantAccountingPoliciesLineItems [Line Items]
Trade and other payables	€ 5,250,654	€ 8,274,042
Laboratory Equipment
DisclosureOfSignificantAccountingPoliciesLineItems [Line Items]
Estimated useful lives	3 to 13 years
Office Equipment
DisclosureOfSignificantAccountingPoliciesLineItems [Line Items]
Estimated useful lives	1 to 5 years